DEBT - Debt and Lease Restrictions (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Apr. 30, 2016 USD ($)
Debt Instrument [Line Items]
Free liquid assets requirement (at least)	$ 30,000,000
EBITDA to debt service leverage ratio, minimum	1.15
Covenant, net debt to EBITDA leverage ratio, maximum	6.5
Percent of outstanding facility amount (at least)	110.00%
$800 million facility | Senior Secured Credit Facility
Debt Instrument [Line Items]
Debt instrument, face amount	$ 800,000,000	$ 800,000,000
Minimum
Debt Instrument [Line Items]
Consolidated net worth requirement	123,950,000
Maximum
Debt Instrument [Line Items]
Consolidated net worth requirement	$ 250,000,000
Certain Partnership Subsidiaries
Debt Instrument [Line Items]
EBITDA to debt service leverage ratio, minimum	1.10